Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
Accumulative Other Comprehensive Income Balances [Abstract]
Summary of Other Comprehensive Income
Table 25.1 provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects. Income tax effects are reclassified from accumulated OCI to net income in the same period as the related pre-tax amount.
Table 25.1: Summary of Other Comprehensive Income

	Twelve months ended December 31,
	2024			2023			2022
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Debt securities:
Net unrealized gains (losses) arising during the period	$(1,824)	449	(1,375)	1,136	(278)	858	(14,320)	3,526	(10,794)
Reclassification of net (gains) losses to net income	1,437	(354)	1,083	549	(136)	413	391	(97)	294
Net change	(387)	95	(292)	1,685	(414)	1,271	(13,929)	3,429	(10,500)
Derivatives and hedging activities:
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges (1)	20	(5)	15	22	(6)	16	87	(21)	66
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges	(1,223)	302	(921)	(201)	50	(151)	(1,541)	381	(1,160)
Reclassification of net (gains) losses to net income	847	(209)	638	724	(178)	546	6	(2)	4
Net change	(356)	88	(268)	545	(134)	411	(1,448)	358	(1,090)
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period	99	(24)	75	(22)	5	(17)	(141)	35	(106)
Reclassification of amounts to noninterest expense (2)	109	(24)	85	109	(24)	85	343	(83)	260
Net change	208	(48)	160	87	(19)	68	202	(48)	154
Debit valuation adjustments (DVA) and other:
Net unrealized gains (losses) arising during the period	(40)	9	(31)	(38)	9	(29)	73	(15)	58
Reclassification of net (gains) losses to net income	—	—	—	—	—	—	—	—	—
Net change	(40)	9	(31)	(38)	9	(29)	73	(15)	58
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	(163)	(2)	(165)	65	(2)	63	(233)	(3)	(236)
Reclassification of net (gains) losses to net income	—	—	—	—	—	—	—	—	—
Net change	(163)	(2)	(165)	65	(2)	63	(233)	(3)	(236)
Other comprehensive income (loss)	$(738)	142	(596)	2,344	(560)	1,784	(15,335)	3,721	(11,614)
Less: Other comprehensive income from noncontrolling interests, net of tax			—			2			2
Wells Fargo other comprehensive income (loss), net of tax			$(596)			1,782			(11,616)
(1)Represents changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads, which are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income.
(2)These items are included in the computation of net periodic benefit cost. See Note 22 (Employee Benefits) for additional information.

Accumulated OCI Balances
Table 25.2 provides the accumulated OCI balance activity on an after-tax basis.

Table 25.2: Accumulated OCI Balances

(in millions)	Debt securities (1)	Fair value hedges (2)	Cash flow hedges (3)	Defined benefit plans adjustments	Debit valuation adjustments (DVA) and other	Foreign currency translation adjustments	Accumulated other comprehensive income (loss)
Balance, December 31, 2021	$665	(143)	(27)	(2,055)	—	(142)	(1,702)
Transition adjustment	—	—	—	—	(44)	—	(44)
Balance, January 1, 2022	665	(143)	(27)	(2,055)	(44)	(142)	(1,746)
Net unrealized gains (losses) arising during the period	(10,794)	66	(1,160)	(106)	58	(236)	(12,172)
Amounts reclassified from accumulated other comprehensive income	294	—	4	260	—	—	558
Net change	(10,500)	66	(1,156)	154	58	(236)	(11,614)
Less: Other comprehensive loss from noncontrolling interests	—	—	—	—	—	2	2
Balance, December 31, 2022	(9,835)	(77)	(1,183)	(1,901)	14	(380)	(13,362)
Net unrealized gains (losses) arising during the period	858	16	(151)	(17)	(29)	63	740
Amounts reclassified from accumulated other comprehensive income	413	—	546	85	—	—	1,044
Net change	1,271	16	395	68	(29)	63	1,784
Less: Other comprehensive loss from noncontrolling interests	—	—	—	—	—	2	2
Balance, December 31, 2023	(8,564)	(61)	(788)	(1,833)	(15)	(319)	(11,580)
Net unrealized gains (losses) arising during the period	(1,375)	15	(921)	75	(31)	(165)	(2,402)
Amounts reclassified from accumulated other comprehensive income	1,083	—	638	85	—	—	1,806
Net change	(292)	15	(283)	160	(31)	(165)	(596)
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	—	—	—
Balance, December 31, 2024	$(8,856)	(46)	(1,071)	(1,673)	(46)	(484)	(12,176)
(1)At December 31, 2024, 2023, and 2022, accumulated other comprehensive loss includes unamortized after-tax unrealized losses of $3.1 billion, $3.5 billion, and $3.7 billion, respectively, associated with the transfer of securities from AFS to HTM. These amounts are subsequently amortized into earnings over the same period as the related unamortized premiums and discounts.
(2)Substantially all of the amounts for fair value hedges are foreign exchange contracts.
(3)Substantially all of the amounts for cash flow hedges are interest rate contracts.